INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES

A.

	As of December 31,
	2 0 1 1	2 0 1 0

Raw materials	$589	$1,425
Work in process	5,195	3,931
Finished goods	3,824	5,493
	$9,608	$10,849

Including write-off of $1,019 and $265 for 2011 and 2010 respectively, presented in the cost of goods sold.